Loans and borrowings (Details Narrative) R$ in Thousands, $ in Thousands					1 Months Ended
	Mar. 07, 2022 USD ($)	Mar. 07, 2022 BRL (R$)	Mar. 04, 2022 BRL (R$)	Jan. 14, 2022 BRL (R$)	May 19, 2022 USD ($)	May 19, 2022 BRL (R$)	Jan. 31, 2022 USD ($)
Banco Santander S A [Member]
IfrsStatementLineItems [Line Items]
Interest accruing | R$				R$ 30,000
Interest accruing Percentage				5.98%
Citibank N A One [Member]
IfrsStatementLineItems [Line Items]
Interest accruing | $							$ 2,100
Interest accruing Percentage							3.62%
Foreign exchange rate percentage							3.62%
Banco Citibank S A [Member]
IfrsStatementLineItems [Line Items]
Effective annual rate percentage							5.16%
Banco Bradesco S A [Member]
IfrsStatementLineItems [Line Items]
Interest accruing | R$			R$ 30,000
Interest accruing Percentage			14.77%
Itau Unibanco S A [Member]
IfrsStatementLineItems [Line Items]
Interest accruing	$ 2,000	R$ 10,000				R$ 40,000
Interest accruing Percentage	3.05%	3.05%
Foreign exchange rate percentage	3.05%	3.05%
Effective annual rate percentage	16.35%	16.35%
Itau Unibanco S A One [Member]
IfrsStatementLineItems [Line Items]
Interest accruing | $					$ 8,100
Interest accruing Percentage					3.66%	3.66%
Foreign exchange rate percentage					3.66%	3.66%
Effective annual rate percentage					19.71%	19.71%